Prospectus Supplement	July 26, 2018

Putnam Short Duration Bond Fund
Prospectus dated June 1, 2018

The following changes are effective August 1, 2018.

The “Annual fund operating expenses table” and the footnotes applicable to that table in the sub-section Fees and expenses are restated as follows:

Annual fund operating expenses
(expenses you pay each year as a percentage of the value of your investment)

	Management	Distribution and	Other	Total annual fund
Share class	fees†	service (12b-1) fees	expenses	operating expenses
Class A	0.37%	0.25%	0.01%	0.63%
Class B	0.37%	0.45%	0.01%	0.83%
Class C	0.37%	1.00%	0.01%	1.38%
Class M	0.37%	0.30%	0.01%	0.68%
Class R	0.37%	0.50%	0.01%	0.88%
Class R6	0.37%	N/A	0.01%	0.38%
Class T	0.37%	0.25%	0.01%<	0.63%
Class Y	0.37%	N/A	0.01%	0.38%

† Restated to reflect current fees.

< Other expenses are based on expenses of class A shares for the fund’s last fiscal year.

The paragraph and table under the heading “Example” in the sub-section Fees and expenses are restated as follows:

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Share class	1 year	3 years	5 years	10 years
Class A	$288	$422	$568	$994
Class B	$185	$265	$460	$968
Class B (no redemption)	$85	$265	$460	$968
Class C	$240	$437	$755	$1,657
Class C (no redemption)	$140	$437	$755	$1,657
Class M	$144	$291	$451	$915
Class R	$90	$281	$488	$1,084
Class R6	$39	$122	$213	$480
Class T	$64	$202	$351	$786
Class Y	$39	$122	$213	$480

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The first six paragraphs of the sub-section “The fund’s investment manager” in the section Who oversees and manages the fund? are deleted in their entirety and replaced with the following:

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

Shareholders approved a new management contract for the fund at a special meeting of shareholders on May 23, 2018, and, on June 29, 2018, the Trustees approved an amended management contract that lowered the fund’s management fee, as discussed below (collectively, the “New Management Contract”).

The basis for the Trustees’ approval of the New Management Contract (approved by the Trustees on June 29, 2018) will be discussed in the fund’s annual report to shareholders dated October 31, 2018. The basis for the Trustees’ approval of the New Management Contract (approved by shareholders on May 23, 2018) is discussed in the fund’s semi-annual report to shareholders dated April 30, 2018. The basis for the Trustees’ approval of the fund’s Previous Management Contract (as defined below) and sub-management and sub-advisory contracts described below is discussed in the fund’s annual report to shareholders dated October 31, 2017.

Under the New Management Contract, as of June 1, 2018, the fund pays a monthly management fee to Putnam Management equal to 0.40% of the fund’s average net assets for the month. Effective August 1, 2018, the monthly management fee paid to Putnam Management will be equal to 0.37% of the fund’s average net assets for the month. In return for the management fees, Putnam Management provides the fund investment management and investor servicing and bears the fund’s organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses. This fee structure is sometimes referred to as an “all in” or “unitary” management fee.

For periods prior to June 1, 2018, under the fund’s previous management contract (the “Previous Management Contract”), the fund’s base management fee was equal to 0.40% of the fund’s average net assets for the month, which was increased or reduced by a performance adjustment. The amount of the performance adjustment was calculated monthly based on a performance adjustment rate that was equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the ICE BofAML U.S. Treasury Bill Index plus 100 basis points (the “Performance Adjustment Benchmark”), measured over the performance period. The performance period was the thirty-six month period then ended. The performance adjustment rate was multiplied by the fund’s average net assets over the performance period, divided by twelve, and added to, or subtracted from, the base fee for that month. The maximum annualized performance adjustment rate for the fund was 0.04%.

For periods beginning on June 1, 2018 through November 30, 2019 (the “Transition Period”), the New Management Contract provides that the fund’s management fee will be the lesser of (i) the monthly fee of 0.40% (effective August 1, 2018, 0.37%) of the fund’s average net assets and (ii) the fee that the fund would have paid under the Previous Management Contract (as described above). During the Transition period, the fund’s management fee may be adjusted downward in respect of the fund’s underperformance relative to the Performance Adjustment Benchmark over the performance period, but will not be adjusted upward in respect of the fund’s outperformance relative to the Performance Adjustment Benchmark over the performance period.

Statement of Additional Information Supplement	July 25, 2018

Putnam Short Duration Bond Fund
Statement of Additional Information dated June 1, 2018

The following changes are effective August 1, 2018.

The first three paragraphs of the sub-section “Management fees” in the section “CHARGES AND EXPENSES” are deleted in their entirety and replaced with the following:

Shareholders of your fund approved a new management contract with Putnam Management effective June 1, 2018, and, subsequently, the Trustees of your fund approved an amended management contract that lowered the fund’s management fee effective August 1, 2018 (collectively, the “New Management Contract”). The substantive terms of the New Management Contract are substantially similar to the terms of your prior management contract dated February 27, 2014 (the “Previous Management Contract”), except for the removal of the performance adjustment component of the fund’s management fee and the reduction in the fund’s management fee.

Under the New Management Contract, the fund pays a monthly fee to Putnam Management equal to 0.40% of the monthly average of the fund's net asset value ("Average Net Assets"), determined at the close of each business day during the month. Effective August 1, 2018, the monthly management fee paid to Putnam Management will be equal to 0.37% of the fund’s Average Net Assets for the month. In return for this fee, Putnam Management provides investment management and investor servicing and bears the fund's organizational and operating expenses, excluding performance fee adjustments, distribution and service (12b-1) fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses.

For periods beginning on June 1, 2018 through November 30, 2019 (the “Transition Period”), the New Management Contract provides that the fund’s management fee will be the lesser of (i) the monthly fee of 0.40% (effective August 1, 2018, 0.37%) of Average Net Assets and (ii) the fee that the fund would have paid under the Previous Management Contract (as described below). During the Transition Period, the fund’s management fee may be adjusted downward in respect of the fund’s underperformance relative to the ICE BofAML U.S. Treasury Bill Index plus 100 basis points (the “Performance Adjustment Benchmark”) over the performance period, but will not be adjusted upward in respect of the fund’s outperformance relative to the Performance Adjustment Benchmark over the performance period.

The following changes are effective immediately.

The sub-section “Purchases of class A and class T1 shares without an initial sales charge” in the section “Sales Charges and Other Share Class Features – Retail Investors” is deleted in its entirety and replaced with the following:

Purchases of class A and class T1 shares without an initial sales charge. Class A shares of any Putnam fund (other than Putnam Short Duration Bond Fund, Putnam Short Duration Income Fund, Putnam Government Money Market Fund, and Putnam Money Market Fund) purchased by retail investors on or after March 1, 2018 that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the twelve-month anniversary of that purchase occurs. Class A shares of any Putnam fund (other than Putnam Short Duration Income Fund, Putnam Government Money Market Fund, and Putnam Money Market Fund) purchased by retail investors prior to March 1, 2018 (and all class A shares of Putnam Short Duration Bond Fund regardless of the date purchased) that are not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase occurs. Class A shares of Putnam Short Duration Income Fund, Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors on or after March 1, 2018 by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the twelve-month anniversary of the original purchase occurs. Class A shares of Putnam Short Duration Income Fund, Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors prior to March 1, 2018 by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase occurs. Class T1 shares of Putnam Money Market Fund and Putnam Government Money Market Fund purchased by retail investors by exchanging shares from another Putnam fund that were not subject to an initial sales charge (in accordance with the schedules stated above) are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of the original purchase occurs.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (and, for Putnam Money Market Fund and Putnam Government Money Market Fund, class T1 shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

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